SHORT-TERM INVESTMENTS (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 09, 2018	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Schedules Of Cost Method Investments [Line Items]
Investment Income, Interest			$ 15,095,621	$ 13,752,538	$ 13,958,540
Interest Receivable			15,157,094	3,514,075
Asset Impairment Charges			1,272,723	0	0
Proceeds from Maturities, Prepayments and Calls of Short-term Investments			64,102,479	32,294,070	44,287,804
Scenario, Forecast [Member]
Schedules Of Cost Method Investments [Line Items]
Interest Receivable	$ 4,168,233
Proceeds from Maturities, Prepayments and Calls of Short-term Investments	48,345,306
Investments	$ 5,287,768
Notes Receivable [Member]
Schedules Of Cost Method Investments [Line Items]
Receivable with Imputed Interest, Effective Yield (Interest Rate)		12.00%
Asset Impairment Charges			1,272,723	0	$ 0
Receivable with Imputed Interest, Face Amount			$ 1,000,000	$ 1,000,000
Maximum [Member]
Schedules Of Cost Method Investments [Line Items]
Investments Interest Rate			9.00%
Minimum [Member]
Schedules Of Cost Method Investments [Line Items]
Investments Interest Rate			5.00%